Condensed Statements Of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net (loss) income	$ (269,684)	$ (1,637,211)	$ (1,052,059)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Loss on waived receivables due from a former subsidiary	18,364	0	0
Amortization of debt issuance costs and debt discount/premium	(871)	2,750	3,180
Interest expenses on redeemable preferred shares	102,950	36,990	0
Gain on troubled debt restructuring of payables due to Preferred Share holders and an offshore creditor, net of legal fees and other direct costs	(96,495)	(4,645)	(10,510)
Equity in loss (gain) from subsidiaries	(226)	8,057	2,295
Legal fees and other direct costs related to the restructuring of payables due to Senior Note holders	9,922	0	0
Others	228	1,305	(234)
Changes in operating assets/liabilities:
Due from subsidiaries	(30,685)	(9,797)	26,549
Due to subsidiaries	8,134	11,000	13,750
Accrued expenses and other payables	146,782	212,686	152,092
Net cash provided by (used in) operating activities	(125,146)	(174,051)	39,916
Cash flows from investing activities
Net cash used in investing activities	(86,748)	(884)	(57,602)
Cash flows from financing activities
Proceeds from issuance of ordinary shares	0	0	21,765
Proceeds from private placements of ordinary shares	0	50,260	0
Payment of partial settlement of convertible senior notes	0	(11,185)	0
Net cash (used in) provided by financing activities	197,429	100,517	(128,586)
Effect of foreign currency exchange rate changes on cash and cash equivalents	2,418	6,108	483
Net increase (decrease) in cash and cash equivalents	(12,047)	(68,310)	(145,789)
Cash and cash equivalents at beginning of year	29,973	98,283	244,072
Cash and cash equivalents at end of year	17,926	29,973	98,283
Parent Company
Cash flows from operating activities
Net (loss) income	12,995	(1,086,288)	(1,124,955)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Provision for doubtful recovery of amount due from subsidiaries/a former subsidiary and other affiliates	5,848	63,326	0
Loss on waived receivables due from a former subsidiary	13,281	0	0
Amortization of debt issuance costs and debt discount/premium	(871)	2,499	2,950
Provision for financial support guarantee to a subsidiary/a former subsidiary	4,845	27,444	0
Provision for guarantee obligation of a subsidiary's Preferred Shares	0	387,816	0
Interest expenses on redeemable preferred shares	102,950	0	0
Gain on troubled debt restructuring of payables due to Preferred Share holders and an offshore creditor, net of legal fees and other direct costs	(96,495)	0	0
Equity in loss (gain) from subsidiaries	(71,472)	532,728	1,087,595
Gains on repurchase of the Note Due 2013	0	(125)	0
Legal fees and other direct costs related to the restructuring of payables due to Senior Note holders	9,922	0	0
Others	0	7,979	629
Changes in operating assets/liabilities:
Due from subsidiaries	2,990	(32,696)	(35,794)
Due to an affiliate	(2,079)	0	0
Due to subsidiaries	27,892	34,442	35,617
Other assets/liabilities	(894)	(273)	(1,246)
Accrued expenses and other payables	15,217	38,673	0
Net cash provided by (used in) operating activities	24,129	(24,475)	(35,204)
Cash flows from investing activities
Net cash used in investing activities	0	0	0
Cash flows from financing activities
Proceeds from borrowings	10,628	0	12,568
Payment of bank borrowings	(12,000)	(14,586)	(6,240)
Proceeds from issuance of ordinary shares	0	0	21,765
Payment of debt restructuring costs	(26,005)	0	0
Proceeds from issuance of Convertible Promissory Note	10,000	0	0
Proceeds from private placements of ordinary shares	0	50,260	0
Payment of partial settlement of convertible senior notes	0	(11,185)	0
Net cash (used in) provided by financing activities	(17,377)	24,489	28,093
Effect of foreign currency exchange rate changes on cash and cash equivalents	0	0	0
Net increase (decrease) in cash and cash equivalents	6,752	14	(7,111)
Cash and cash equivalents at beginning of year	32	18	7,129
Cash and cash equivalents at end of year	$ 6,784	$ 32	$ 18